Redeemable Non-controlling Interests	12 Months Ended
Dec. 31, 2020
Redeemable Non-controlling Interests
Redeemable Non-controlling Interests

18. Redeemable Non-controlling Interests

In the fourth quarter of 2020, the Group entered into a series of share purchase agreements with then existing shareholders of JM Tech to acquire the majority of the company’s equity interest (Note 6). The Group agreed to redeem the non-controlling interests held by founder and CEO of the company under certain circumstances during the following years subsequent to the acquisition. The Group determined that the non-controlling interest with redemption rights should be classified as redeemable non-controlling interest since they are contingently redeemable upon the occurrence of certain conditional events, which are not solely within the control of the Group.

The redeemable non-controlling interests is recognized at fair value on the acquisition date. The Group records accretion on the redeemable non-controlling interest to the redemption value over the period from the date of the acquisition to the date of earliest redemption. The accretion using the effective interest method, is recorded as deemed dividends to preferred shareholders, which reduce retained earnings and equity classified non-controlling interests, and earnings available to common shareholders in calculating basic and diluted earnings per share.